Segment And Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Segment Reporting Information [Line Items]
Net sales	$ 1,372	$ 1,326	$ 1,410	$ 1,395	$ 1,407	$ 1,383	$ 1,446	$ 1,376	$ 5,503	$ 5,612	$ 5,164
Operating profit									1,100	1,115	1,276
Depreciation and amortization									284	296	244
Assets	9,271				9,118				9,271	9,118	8,566
International, Net Sales									2,909	2,964	2,509
Long-Lived Assets	1,425				1,388				1,425	1,388	1,324
International, Long-Lived Assets	389				381				389	381	358
CRM/NMD [Member]
Segment Reporting Information [Line Items]
Net sales									3,277	3,453	3,420
Operating profit									2,185	2,145	2,125
Depreciation and amortization									81	95	91
Assets	2,347				2,412				2,347	2,412	2,150
CV/AF [Member]
Segment Reporting Information [Line Items]
Net sales									2,226	2,159	1,744
Operating profit									1,241	1,144	968
Depreciation and amortization									95	88	52
Assets	2,974				3,093				2,974	3,093	3,097
Other [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating profit									(2,326)	(2,174)	(1,817)
Depreciation and amortization									108	113	101
Assets	3,950				3,613				3,950	3,613	3,319
CRM [Member]
Segment Reporting Information [Line Items]
Net sales									2,854	3,034	3,040
CV [Member]
Segment Reporting Information [Line Items]
Net sales									1,328	1,337	1,036
AF [Member]
Segment Reporting Information [Line Items]
Net sales									898	822	708
NMD [Member]
Segment Reporting Information [Line Items]
Net sales									423	419	380
United States [Member]
Segment Reporting Information [Line Items]
Net sales									2,594	2,648	2,655
Long-Lived Assets	1,036				1,007				1,036	1,007	966
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									1,432	1,559	1,314
Long-Lived Assets	82				84				82	84	86
Japan [Member]
Segment Reporting Information [Line Items]
Net sales									665	641	553
Long-Lived Assets	32				31				32	31	26
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales									456	416	324
Long-Lived Assets	82				81				82	81	74
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales									356	348	318
Long-Lived Assets	$ 193				$ 185				$ 193	$ 185	$ 172